Fee and commission income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income [Abstract]
Credit card income	R$ 7,397,305	R$ 6,951,609	R$ 6,848,855
Current accounts	7,702,319	7,165,667	6,652,711
Collections	1,935,353	1,982,037	1,965,601
Guarantees	1,257,771	1,463,423	1,570,522
Asset management	1,582,733	1,525,280	1,463,469
Consortium management	1,921,082	1,683,942	1,526,660
Custody and brokerage services	1,134,630	916,083	754,966
Underwriting/ Financial Advisory Services	1,014,607	815,242	801,219
Payments	475,393	448,416	409,267
Other	916,483	879,891	755,558
Total	R$ 25,337,676	R$ 23,831,590	R$ 22,748,828